Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 731
Year 2	700
Year 3	750
Year 4	500
Year 5	425
During 5 years	3,106
Years 6-10	3,450
Thereafter	7,245
Total	13,801
Interest Payments	$ 8,117
Weighted-Average Interest Rate (as a percent)	3.90%
Year 1 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 518
Weighted-Average Interest Rate (as a percent)	1.70%
Year 2 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 513
Weighted-Average Interest Rate (as a percent)	2.50%
Year 3 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 495
Weighted-Average Interest Rate (as a percent)	2.30%
Year 4 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 479
Weighted-Average Interest Rate (as a percent)	2.80%
Year 5 [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 473
Weighted-Average Interest Rate (as a percent)	1.40%
5 Years, Total [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 2,478
Weighted-Average Interest Rate (as a percent)	2.20%
Years 6-10 [Member ]
Long-Term Debt Principal Repayments
Interest Payments	$ 1,976
Weighted-Average Interest Rate (as a percent)	4.10%
Thereafter [Member]
Long-Term Debt Principal Repayments
Interest Payments	$ 3,663
Weighted-Average Interest Rate (as a percent)	4.50%